UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY HANSBERGER GLOBAL

VALUE FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
STOCK - 100.1%
Brazil - 1.3%
52,000	Petroleo Brasileiro S.A., ADR (a)	$2,113,800

Finland - 2.2%
120,000	Nokia OYJ	1,837,301
74,000	UPM-Kymmene OYJ	1,567,860

		3,405,161

France - 9.2%
65,000	AXA (a)	1,580,742
25,200	BNP Paribas S.A. (a)	1,822,325
46,000	Carrefour S.A. (a)	2,372,159
18,400	Groupe Danone (a)	1,718,476
23,500	Schneider Electric S.A. (a)	1,798,506
75,500	Suez S.A. (a)	2,035,402
14,500	Total Fina Elf S.A. (a)	3,118,605

		14,446,215

Germany - 3.2%
19,000	Deutsche Bank AG, Registered Shares	1,619,603
19,000	E.On AG	1,705,058
27,000	Linde AG	1,716,618

		5,041,279

Hong Kong - 4.9%
196,000	HSBC Holdings PLC	3,245,673
202,000	Hutchison Whampoa Ltd. (a)	1,841,104
2,705,000	Johnson Electric Holdings Ltd. (a)	2,595,787

		7,682,564

Italy - 2.0%
127,000	ENI S.p.A (a)	3,096,649

Japan - 11.1%
155,000	Asahi Glass Co., Ltd.	1,635,245
46,000	Canon Inc.	2,390,419
110,000	JS Group Corp.	2,003,484
1,087,000	Kawasaki Heavy Industries, Ltd.(a)	1,791,453
464,000	Mazda Motor Corp. (a)	1,550,013
77,000	Pioneer Corp. (a)	1,280,051
11,000	Rohm Co. Ltd.	1,002,138
66,000	Sony Corp. (a)	2,444,023
490,000	The Sumitomo Trust & Banking Co., Ltd.	3,316,956

		17,413,782

Mexico - 1.0%
43,679	CEMEX, S.A. de C.V. ADR	1,637,089

The Netherlands - 1.8%
101,087	ING Groep N.V.	2,920,931

Singapore - 3.1%
330,000	DBS Group Holdings Ltd.	3,186,294
235,000	Singapore Airlines Ltd.	1,681,217

		4,867,511

South Korea - 5.6%
58,000	Kookmin Bank ADR (a)(b)	2,517,200
49,000	LG Chem Ltd.	1,849,468
12,300	Samsung Electronics Co., Ltd. GDR (c)	2,952,000
76,000	SK Telecom Co., Ltd. ADR (a)	1,516,960

		8,835,628

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Spain - 2.6%
316,800	Telefónica Móviles, S.A. (a)	$4,064,358

Switzerland - 4.4%
41,600	Lonza Group AG	2,562,658
10,500	Nestle S.A., Registered B Shares	2,756,698
32,000	Novartis AG	1,534,809

		6,854,165

United Kingdom - 10.1%
397,000	Compass Group PLC	1,804,363
140,872	GlaxoSmithKline PLC	3,129,109
150,000	HBOS PLC	2,393,698
342,821	Kingfisher PLC	1,970,640
274,557	Lloyds TSB Group PLC	2,567,926
165,000	Unilever PLC	1,566,663
972,176	Vodafone Group PLC	2,517,662

		15,950,061

United States - 37.6%
61,000	Alliance Capital Management Holding L.P. (a)	2,744,390
43,000	American International Group, Inc.	2,850,470
40,300	Bank of America Corp.	1,868,711
67,600	Baxter International Inc.	2,282,176
18,000	Best Buy Co., Inc.	968,220
13,000	Caterpillar, Inc.	1,158,300
68,000	Eastman Kodak Co.	2,250,120
91,000	Electronic Data Systems Corp.	1,949,220
106,000	The Gap, Inc.	2,333,060
80,362	General Electric Co.	2,903,479
55,000	HCA Inc.	2,448,600
54,000	The Home Depot, Inc.	2,228,040
27,000	International Business Machines Corp.	2,522,340
135,000	The Interpublic Group of Companies, Inc. (a)(b)	1,761,750
72,000	JPMorgan Chase & Co.	2,687,760
60,000	Jones Apparel Group, Inc.	2,017,800
63,000	McDonald’s Corp.	2,040,570
56,000	Merck & Co., Inc.	1,570,800
45,000	Merrill Lynch & Co., Inc.	2,703,150
62,000	MetLife, Inc.	2,464,500
62,000	Microsoft Corp.	1,629,360
63,000	Pfizer Inc.	1,522,080
272,000	Tellabs, Inc. (b)	1,936,640
98,000	Teradyne, Inc. (b)	1,374,940
78,000	Tyco International Ltd.	2,818,920
200,000	Unisys Corp. (b)	1,570,000
77,200	The Walt Disney Co.	2,210,236
60,000	Wyeth	2,377,800

		59,193,432

	TOTAL STOCK
	(Cost - $129,990,362)	157,522,625

WARRANTS
WARRANTS (b) - 0.0%
United States - 0.0%
16,534	Lucent Technologies, Inc., Expire 12/10/07	19,262
1,307	TIMCO Aviation Services, Inc., Expire 2/27/07 (d)	0

	TOTAL WARRANTS - (Cost - $1)	19,262

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING
CONVERTIBLE NOTES - 0.0%
United States - 0.0%
$1,474	NR* TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07 (d)(e) (Cost - $214)	$0

SHORT-TERM INVESTMENTS - 23.9%
REPURCHASE AGREEMENT - 2.3%
3,672,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05; Proceeds at maturity - $3,672,235; (Fully collateralized by U.S. Treasury Bond, 12.000% due 8/15/13; Market value - $3,748,181)	3,672,000

SHARES
LOANED SECURITIES COLLATERAL - 21.6%
33,911,899	State Street Navigator Securities Lending Trust Prime Portfolio	33,911,899

	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,583,899)	37,583,899

	TOTAL INVESTMENTS - 124.0% (Cost - $167,574,476**)	195,125,786
	Liabilities in Excess of Other Assets - (24.0%)	(37,707,326)

	TOTAL NET ASSETS - 100.0%	$157,418,460

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is exempt from registration under 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(e)	Upon maturity, notes will convert to common stock.

*	Indicates that the bond is not rated by Standard & Poor’s Rating Service or Moody’s Investors Service.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Summary of Investments by Sector*** (unaudited)

Financials	25.2%
Consumer Discretionary	17.7
Industrials	13.6
Information Technology	11.9
Healthcare	9.2
Consumer Staples	5.2
Energy	5.2
Telecommunications Services	5.0
Materials	4.7
Utilities	2.3

100.0%

***	As a percentage of total investment. Please note that Fund holdings are as of January 31, 2005 and are subject to change.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Hansberger Global Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

Notes to Schedule of Investments (unaudited) (continued)

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) Concentration of Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(f) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,797,332
Gross unrealized depreciation	(5,246,022)

Net unrealized appreciation	$27,551,310

At January 31, 2005, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy: Euro	1,545,190	$2,016,783	2/2/05	$0*

* Amount represents less than $1.00.

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2005, the Fund loaned securities having a market value of $32,968,665. The Fund received cash collateral amounting to $33,911,899, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 30, 2005